Inventory, net (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Total Gross Inventory, Finished Goods	$ 565,000	$ 581,000	$ 465,000
Less: Inventory reserve	(274,000)	(269,000)	(218,000)
Total Inventory	$ 291,000	$ 312,000	$ 247,000